Common Stock Warrants (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants expired weighted average exercise price	$ (0.00275)
Warrants exercisable weighted average exercise price, Ending balance		$ 0.96
Common Stock Warrants [Member]
Warrants outstanding, Beginning balance	30,690,000	53,591,455
Warrants cancelled		$ (351,455)
Warrants expired		(300,000)
Warrants granted	40,750,000
Warrants exercised	(7,000,000)	(22,250,000)
Warrant outstanding, Ending balancre	64,440,000	30,690,000
Exercisable	64,440,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.24407	$ 0.1463
Warrants cancelled weighted average exercise price		(0.18)
Warrants expired weighted average exercise price		(0.96)
Warrants granted weighted average exercise price	0.005
Warrants exercised weighted average exercise price	(0.00001)	(0.00001)
Warrants outstanding weighted average exercise price, Ending balance	0.1194	$ 0.24407
Warrants exercisable weighted average exercise price, Ending balance	$ 0.1194